Derivatives and Hedging Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	$ 27,000
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	1,739,000	0	0
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(79,000)	(1,000)
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value	1,700,000
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	5,800,000
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 19,000